VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Nov. 30, 2014
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

LEVI STRAUSS & CO. AND SUBSIDIARIES

VALUATION AND QUALIFYING ACCOUNTS

Allowance for Doubtful Accounts	Balance at Beginning of Period	Additions Charged to Expenses	Deductions(1)	Balance at End of Period
	(Dollars in thousands)
November 30, 2014	$18,264	$662	$6,222	$12,704

November 24, 2013	$20,738	$1,158	$3,632	$18,264

November 25, 2012	$22,684	$5,024	$6,970	$20,738

Sales Returns	Balance at Beginning of Period	Additions Charged to Net Sales	Deductions(1)	Balance at End of Period
	(Dollars in thousands)
November 30, 2014	$32,675	$138,577	$139,061	$32,191

November 24, 2013	$40,575	$137,613	$145,513	$32,675

November 25, 2012	$51,023	$161,620	$172,068	$40,575

Sales Discounts and Incentives	Balance at Beginning of Period	Additions Charged to Net Sales	Deductions(1)	Balance at End of Period
	(Dollars in thousands)
November 30, 2014	$110,572	$322,164	$334,320	$98,416

November 24, 2013	$102,361	$331,937	$323,726	$110,572

November 25, 2012	$102,359	$254,556	$254,554	$102,361

Valuation Allowance Against Deferred Tax Assets	Balance at Beginning of Period	Charges/ (Releases) to Tax Expense	(Additions) / Deductions	Balance at End of Period
	(Dollars in thousands)
November 30, 2014	$96,026	$—	$6,212	$89,814

November 24, 2013	$74,456	$5,169	$(16,401)	$96,026

November 25, 2012	$98,736	$(1,329)	$22,951	$74,456

(1)	The charges to the accounts are for the purposes for which the allowances were created.